SHARE-BASED COMPENSATION PLANS - Summary of Company's Share-Based Compensation Liability Balance (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities balance	$ 2,423	$ 4,149
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities balance	1,212	2,360
Restricted Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities balance	754	1,038
Performance Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities balance	$ 457	$ 751